Intangible Assets, Net (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net [Abstract]
Acquired Intangible Assets
Acquired intangible assets, comprising of developed technology in the form of software tools, subject to amortization were as follows (in thousands):
		As of December 31,
	Estimated Useful Lives (Years)	2019	2020
Developed technology	3	1,200	1,200
Total intangible assets		1,200	1,200
Less: accumulated amortization		1,167	1,200
Total intangible assets, net		$ 33	$ —